Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Organization and Basis of Presentation

Organization and Line of Business

Macau Resources Group Limited (formerly known as Speedy Cosmo Limited) (“Macau Resources” or the “Company”) was incorporated in the British Virgin Islands on October 28, 2011. The Company has issued a total of 15,270,840 ordinary shares of the Company.

On August 28, 2012, the Company entered into a merger agreement with Israel Growth Partners Acquisition Corp. (“IGPAC”) (as amended, the “Merger Agreement”), under which the Company merged into IGPAC and had the shares of the IGPAC converted and exchanged into outstanding ordinary shares of Macau Resources. In the merger, shareholders of IGPAC received, for each share of IGPAC’s common stock that they hold, one-twentieth of an ordinary share of Macau Resources. The Macau Resources ordinary shares should continue to be quoted on the Over-The-Counter Bulletin Board, and Macau Resources will remain subject to U.S. Securities and Exchange Commission (the “SEC”) reporting requirements. Macau Resources became a foreign private issuer following the consummation of the merger. As such, it is subject to reduced reporting obligations. On January 8, 2013, IGPAC and Macau Resources entered into Amendment No. 1 to Merger Agreement pursuant to which, among other things, the Merger Agreement was amended to require approval of the holders of a majority of the outstanding shares of common stock of IGPAC as a condition to IGPAC’s obligations to consummate the transactions contemplated by the Merger Agreement, and the termination date set forth in the Merger Agreement was amended from December 31, 2012 to March 31, 2013.

Upon the closing of the merger on April 26, 2013, with Macau Resources, the current shareholders of Macau Resources hold a total of 14,295,836 ordinary shares of Macau Resources, representing approximately 94% of the total number of issued and outstanding shares of Macau Resources. Current stockholders of the Company owns 975,004 shares or approximately 6% of the total number of issued and outstanding shares of Macau Resources. Warrants in the Company whether vested or not were exchanged for ordinary shares in Macau Resources. IGPAC’s sole director has approved and declared advisable the Merger Agreement, and has approved the merger with Macau Resources. Expenses associated with the merger were be paid by the incurring party.

The acquisition has been accounted for as a “reverse merger” and recapitalization since the shareholders of Macau Resources (i) own a majority of the outstanding ordinary shares of IGPAC, par value $0.0001 (the “Ordinary Shares”) immediately following the completion of the transaction, and (ii) has significant influence and the ability to elect or appoint or to remove a majority of the members of the governing body of the combined entity, and Macau Resources’ senior management dominates the management of the combined entity immediately following the completion of the transaction in accordance with the provision of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 805 "Business Combinations". Accordingly, Macau Resources is deemed the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of Macau Resources. Accordingly, the assets and liabilities and the historical operations that are reflected in the financial statements are those of Macau Resources and its VIP gaming promoter (sometimes referred to as “The Promoter Company”) and are recorded at the historical cost basis of Macau Resources and the VIP gaming promoter. IGPAC’s assets, liabilities and results of operations are consolidated with the assets, liabilities and results of operations of Macau Resources. As a result of the merger, IGPAC was merged into Macau Resources and no longer exists as a separate corporation.

Macau Resources and the VIP gaming promoter are collectively referred to as the "Group".

Upon the closing of the acquisition the Promoter Company was combined with Macau Resources, which is the primary beneficiary of the operations of the Promoter Company through the profit interest agreements which were entered into on February 1, 2012 and agreements subsequent to that date.

Current Macau laws do not allow non-Macau companies, such as the Company, to directly operate a gaming promotion business in Macau.   Consequently, the Company’s gaming promotion business is operated through a series of contractual arrangements, including profit interest agreements that enable the Macau Resources’ subsidiaries to receive substantially all of the economic benefits of the Promoter Companies and for Macau Resources to exercise effective control over the Promoter Company.

Macau Operations

On February 1, 2012, the Company and Chung Long Jin had entered into a profit interest agreement whereby Mr. Chung, who owned the right, title, interest and benefits in and to 100% of the profit generated by Mr. Chung at the Hung Lei VIP Club (“Hung Lei”) located at Galaxy Casino, Galaxy Resort, Macau, sold and/or assigned the interest to the Company. On January 1, 2014, the Company and Mr. Chung agreed to terminate the sale and/or assignment of the interest as per the profit interest agreement, whereby Mr. Chung retains full rights to the interest and has no further obligations to the Company and the Company shall not seek any further benefits from the interest.

Hung Lei is a sole proprietorship, owned by Mr. Chung, the major shareholder of the Company. The operations of Hung Lei is the promotion of a VIP gaming room at the Galaxy Casino, Galaxy Macau Resort located on Cotai, Macau. Mr. Chung is licensed by the Macau SAR as a gaming promoter to promote Hung Lei and commenced operation on May 20, 2011. Mr. Chung signed a junket promoter agreement with Galaxy Casino to operate Hung Lei and it is renewed annually.

Hung Lei is not considered a variable interest entity of the Company because it is a sole proprietorship and cannot be consolidated. However, per agreements between the Company and Mr. Chung, upon the closing of the Merger (described above), Hung Lei’s operations (profit interest) and assets and liabilities generated from the operations are combined with the Company, which is the primary beneficiary of the operations of Hung Lei through the profit interest agreement. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810 “Consolidations”, the operations of Hung Lei will be consolidated with those of the Company for all periods subsequent to the closing of the acquisition.

The Original Shareholders had signed a loan agreement with the Company that the amount of funds advanced by the Original Shareholders (“Original Shareholders’ Advances”) for capital required to operate Hung Lei shall be interest free. Commencing on the third anniversary of the date of consummation of the Merger, the Company shall have the responsibility to repay the Original Shareholders’ Advances provided that after the making of any such repayment at least $10,300,000 of capital will be available to operate Hung Lei. On September 1, 2014, the Company and the Original Shareholders entered into a termination agreement whereby the Company and the Original Shareholders agreed to terminate the non-interest bearing loan agreement. No advances have been made to the Company under the loan agreement.

Additionally, Mr. Chung had signed a loan agreement and guaranty with the Company that Mr. Chung agrees to provide a non-interest bearing loan to the Company up to $10,300,000, enabling Hung Lei to make loans to its gaming agents, and Mr. Chung provides an unconditional guaranty to the repayment of such loans. On September 1, 2014, the Company and Mr. Chung entered into a termination agreement whereby the Company and Mr. Chung agreed to terminate the non-interest bearing loan agreement and guaranty. No advances have been made to the Company under the loan agreement.

Going Concern

These financial statements have been prepared on a going-concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company is unlikely to pay dividends or generate significant earnings in the immediate or foreseeable future. The continuation of the Company as a going-concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity and debt financings to continue operations and to generate sustainable revenue. There is no guarantee that the Company will be able to raise adequate equity or debt financings or generate profitable operations. These consolidated and combined financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Basis of Presentation

The accompanying consolidated and combined financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied. The Company’s functional currency is the Hong Kong dollars (“HK$”); however the accompanying financial statements have been translated and presented in United States dollars. The fiscal year end is December 31.

Principles of Consolidation and Combination

In accordance with FASB ASC Topic 810, the operations of the Promoter Company is consolidated with those of Macau Resources as of April 26, 2013 and combined for the years ended December 31, 2012 and 2011 and intercompany transactions and account balances have been eliminated. Unless otherwise indicated all currency amounts are in United States Dollars.